Share-based payment plan (Details) - Option	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
All plans materialise
Share-based payment plans
Outstanding at beginning of period	82,950	407,722	965,052
Forfeited / Cancelled	(1,576)	(7,193)	(41,443)
Exercised	(3,665)	(317,579)	(515,887)
Outstanding at end of period	77,709	82,950	407,722
Exercisable at the end of period	77,709	78,405	123,305
2013 Warrant Plan
Share-based payment plans
Outstanding at beginning of period			118,376
Forfeited / Cancelled			(1,875)
Exercised			(116,501)
IPO plan
Share-based payment plans
Outstanding at beginning of period	53,590	236,726	465,212
Forfeited / Cancelled	(944)	(3,372)	(27,247)
Exercised	(865)	(179,764)	(201,239)
Outstanding at end of period	51,781	53,590	236,726
Exercisable at the end of period	51,781	49,045	95,575
2015 Warrant Plan
Share-based payment plans
Outstanding at beginning of period	17,400	133,900	310,400
Forfeited / Cancelled		(2,000)	(6,400)
Exercised	(2,800)	(114,500)	(170,100)
Outstanding at end of period	14,600	17,400	133,900
Exercisable at the end of period	14,600	17,400	15,100
IPO plan cash settled
Share-based payment plans
Outstanding at beginning of period	11,960	37,096	71,064
Forfeited / Cancelled	(632)	(1,821)	(5,921)
Exercised		(23,315)	(28,047)
Outstanding at end of period	11,328	11,960	37,096
Exercisable at the end of period	11,328	11,960	12,630